Right-of-use assets and leases liabilities	12 Months Ended
Dec. 31, 2020
Right-of-use assets and leases liabilities
Right-of-use assets and leases liabilities

8.           Right-of-use assets and leases liabilities:

The Company enters into lease agreements related to TMS devices and center locations. These lease agreements range from a year to seven years in length.

Right-of-use assets are initially measured at cost, which comprises the initial amount of the lease liability adjusted for any lease payments made at or before the commencement date, plus any initial direct costs incurred.

	TMS devices	Center locations	Total

Right-of-use assets, January 1, 2019	$5,010,533	$9,467,437	$14,477,970
Additions to right-of-use assets	7,613,914	7,371,002	14,984,916
Exercise of buy-out options into property
plant and equipment	(191,149)	—	(191,149)
Depreciation on right-of-use assets	(1,707,047)	(2,133,734)	(3,840,781)

Right-of-use assets, December 31, 2019	$10,726,251	$14,704,705	$25,430,956

	TMS devices	Center locations	Total
Right-of-use assets, January 1, 2020	$10,726,251	$14,704,705	$25,430,956
Additions to right-of-use assets	3,063,980	4,045,503	7,109,483
Exercise of buy-out options into property plant and equipment	(353,200)	—	(353,200)
Depreciation on right-of-use assets	(2,505,088)	(2,890,607)	(5,395,695)
Right-of-use assets, December 31, 2020	$10,931,943	$15,859,601	$26,791,544

Lease liabilities have been measured by discounting future lease payments using a rate implicit in the lease or the Company’s incremental borrowing rate. The Company’s incremental borrowing rate during the year ended December 31, 2020 is 10% (2019 – 10%).

Total

Lease liabilities, January 1, 2019	$14,272,222
Additions to lease liability	14,622,828
Interest expense on lease liabilities	1,816,464
Payments of lease liabilities	(5,319,757)

Lease liabilities, December 31, 2019	25,391,757
Less current portion of lease liabilities	4,707,853

Long term portion of lease liabilities	$20,683,904

Total
Lease liabilities, December 31, 2019	$25,391,757
Additions to lease liability	7,151,944
Interest expense on lease liabilities	2,746,717
Payments of lease liabilities	(7,377,545)

Lease liabilities, December 31, 2020	27,912,873
Less current portion of lease liabilities	5,169,478

Long term portion of lease liabilities	$22,743,395

Undiscounted cash flows for lease liabilities as at December 31, 2020 are as follows:

Total
2021	$7,332,523
2022	6,118,980
2023	4,993,889
2024	4,612,166
2025	4,158,276
Thereafter	11,427,261

Total minimum lease payments	38,643,095
Less discounted cash flows	10,730,222

Present value of minimum lease payments	$27,912,873